Current Liabilities - Provisions - Summary of Current Provisions (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current provisions [abstract]
Annual leave	$ 761,559	$ 500,361
Long service lave	256,189	252,939
Total current provisions	$ 1,017,748	$ 753,300